UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019


Form 13F File Number: 28-14443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200


Signature, Place, and Date of Signing:

    /s/ Brian F. Nichols          New York, New York        August 14, 2012
    --------------------          ------------------        ---------------
        [Signature]                 [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               -----------

Form 13F Information Table Entry Total:            22
                                               -----------

Form 13F Information Table Value Total:         $257,350
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

             Column 1             Column 2      Column 3  Column 4       Column 5      Column 6  Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                  TITLE OF                  VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER           CLASS          CUSIP   (X$1000)   PRN AMT PRN CALL DISCRETION MANAGER    SOLE     SHARED   NONE
AMAZON COM INC                      COM         023135106  11,280     49,400 SH       SOLE                   49,400
APACHE CORP                         COM         037411105  11,338    129,000 SH       SOLE                  129,000
CHICAGO BRIDGE & IRON CO N V  N Y REGISTRY SH   167250109  11,153    293,800 SH       SOLE                  293,800
CITIGROUP INC                     COM NEW       172967424  10,517    383,700 SH       SOLE                  383,700
DEERE & CO                          COM         244199105  18,103    223,850 SH       SOLE                  223,850
DEUTSCHE BANK AG                 NAMEN AKT      D18190898   7,642    211,300 SH       SOLE                  211,300
ISHARES TR                     MSCI EMERG MKT   464287234   7,749    198,000 SH       SOLE                  198,000
ISHARES TR                      RUSSELL 2000    464287655  12,730    160,000 SH       SOLE                  160,000
JPMORGAN CHASE & CO                 COM         46625H100  11,555    323,400 SH       SOLE                  323,400
KKR & CO L P DEL                 COM UNITS      48248M102  11,114    862,200 SH       SOLE                  862,200
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106  10,347    117,700 SH       SOLE                  117,700
MACYS INC                           COM         55616P104   8,641    251,550 SH       SOLE                  251,550
MICROSOFT CORP                      COM         594918104   7,020    229,500 SH       SOLE                  229,500
ORACLE CORP                         COM         68389X105   7,425    250,000 SH       SOLE                  250,000
RACKSPACE HOSTING INC               COM         750086100  12,703    289,100 SH       SOLE                  289,100
ROYAL BK SCOTLAND GROUP PLC   SPONS ADR 20 ORD  780097689   7,405  1,089,000 SH       SOLE                1,089,000
SPDR S&P 500 ETF TR               TR UNIT       78462F103  22,580    165,900 SH       SOLE                  165,900
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400   7,701    120,900 SH       SOLE                  120,900
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107  20,025    116,900 SH       SOLE                  116,900
VISTEON CORP                      COM NEW       92839U206  14,715    392,400 SH       SOLE                  392,400
VMWARE INC                        CL A COM      928563402  12,682    139,300 SH       SOLE                  139,300
WHOLE FOODS MKT INC                 COM         966837106  12,925    135,600 SH       SOLE                  135,600